LOANS, Troubled Debt Restructures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2018 USD ($) Loan
Troubled debt restructurings [Abstract]
Impaired TDR loans, number of loans | Loan	10	10
Impaired TDR loans	$ 4,163	$ 3,856
Unfunded commitments	$ 0	$ 0
Number of TDR loans accruing interest | Loan	9	9
TDR loan accruing interest	$ 3,398	$ 3,140
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan	2
Pre-modification outstanding recorded investment	$ 633
Post-modification outstanding recorded investment	$ 430
TDR loans as percentage of total loan balance		1.00%
Forgiveness of Principal [Member]
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan	2
Pre-modification outstanding recorded investment	$ 633
Post-modification outstanding recorded investment	$ 430
Residential Mortgage [Member] | Forgiveness of Principal [Member]
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan	2
Pre-modification outstanding recorded investment	$ 633
Post-modification outstanding recorded investment	$ 430
Residential Mortgage [Member] | Junior Lien Closed-End [Member] | Forgiveness of Principal [Member]
Breakdown of TDRs by types of concessions made by loan class [Abstract]
Number of loans | Loan	2
Pre-modification outstanding recorded investment	$ 633
Post-modification outstanding recorded investment	$ 430